Fair value of financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Disclosure of fair value of financial instruments [text block]
17.	Fair value of financial instruments

The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties other than in a forced or liquidation sale.

There have been no transfers between the levels of fair value hierarchy during the current or prior year. Randgold does not hold any financial instruments that are fair valued using a level 1, 2 or 3 valuation. No material derivative financial instruments currently exist. All other financial instrument carrying values approximate fair value.

Estimation of fair values

Trade and other receivables, trade and other payables, cash and cash equivalents, loans to and from subsidiaries and joint ventures

The carrying amounts are a reasonable estimate of the fair values because of the short maturity of such instruments or their interest bearing nature.

Gold price contracts

The group is fully exposed to the spot gold price on gold sales.

Kibali Jersey Limited [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Disclosure of fair value of financial instruments [text block]
22. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table shows the carrying amounts and the fair values of the group’s available for sale financial instruments outstanding at December 31, 2017, 2016 and 2015. The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

		Carrying
$000		amount	Fair Value
As at December 31, 2017
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	26	26

As at December 31, 2016
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	58	58

As at December 31, 2015
Categorized as level 1¹
Available-for-sale financial asset	Available for sale	45	45

No derivative financial instruments currently exist.

¹Level 1: fair values are derived from quoted market prices for identical assets from an active market for which an entity has immediate access.

Estimation of fair values
Trade and other receivables, trade and other payables, cash and cash equivalents, bank overdrafts, loans to and from related parties

The carrying amounts are a reasonable estimate of the fair values because of the short maturity of such instruments or their interest bearing nature.

Long term and short term borrowings

The carrying amount is a reasonable estimate of the fair value because of the short maturity of such instruments, interest bearing nature and other terms of the agreement.